Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2019	Dec. 31, 2018
Ordinary shares, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Ordinary shares, Shares Authorized	50,000,000	50,000,000
Ordinary shares, Shares, Issued	21,121,337	21,018,919
Ordinary shares, Shares, Outstanding	21,121,337	21,018,919